Fees and Expenses - Prospectus Summary	Mar. 31, 2025 USD ($)
MFS Alabama Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Alabama Municipal Bond Fund	Class A		Class B	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Alabama Municipal Bond Fund		Class A	Class B	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.38%	0.38%	0.38%	0.32%
Expenses (as a percentage of Assets)		1.08%	1.83%	0.83%	0.77%
Fee Waiver or Reimbursement	[1]	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	0.65%	0.59%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.90% of the class' average daily net assets annually for Class A shares, 1.65% of the class' average daily net assets annually for Class B shares, 0.65% of the class' average daily net assets annually for Class I shares, and 0.59% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Alabama Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 513	$ 568	$ 66	$ 60
Expense Example, with Redemption, 3 Years	737	858	247	228
Expense Example, with Redemption, 5 Years	978	1,174	443	410
Expense Example, with Redemption, 10 Years	$ 1,671	$ 1,936	$ 1,009	$ 937
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Alabama Municipal Bond Fund	Class B USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 168
Expense Example, No Redemption, 3 Years	558
Expense Example, No Redemption, 5 Years	974
Expense Example, No Redemption, 10 Years	$ 1,936
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	24.00%
MFS Alabama Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Arkansas Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Arkansas Municipal Bond Fund	Class A		Class B	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Arkansas Municipal Bond Fund		Class A	Class B	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.25%	0.25%	0.25%	0.18%
Expenses (as a percentage of Assets)		0.95%	1.70%	0.70%	0.63%
Fee Waiver or Reimbursement	[1]	(0.25%)	(0.25%)	(0.10%)	(0.10%)
Net Expenses (as a percentage of Assets)		0.70%	1.45%	0.60%	0.53%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Class A and Class B service fee to 0.10% of each class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.70% of the class' average daily net assets annually for Class A shares,1.45% of the class' average daily net assets annually for Class B shares, 0.60% of the class' average daily net assets annually for Class I shares, and 0.53% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Arkansas Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 493	$ 548	$ 61	$ 54
Expense Example, with Redemption, 3 Years	691	811	214	192
Expense Example, with Redemption, 5 Years	905	1,100	380	341
Expense Example, with Redemption, 10 Years	$ 1,520	$ 1,788	$ 861	$ 777
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Arkansas Municipal Bond Fund	Class B USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	511
Expense Example, No Redemption, 5 Years	900
Expense Example, No Redemption, 10 Years	$ 1,788
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
MFS Arkansas Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS California Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 12 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS California Municipal Bond Fund	Class A		Class B	Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS California Municipal Bond Fund		Class A	Class B	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.14%	0.14%	0.14%	0.14%	0.08%
Expenses (as a percentage of Assets)		0.84%	1.59%	1.59%	0.59%	0.53%
Fee Waiver or Reimbursement	[1]	(0.19%)	(0.19%)	(0.04%)	(0.04%)	(0.04%)
Net Expenses (as a percentage of Assets)		0.65%	1.40%	1.55%	0.55%	0.49%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Class A and Class B service fee to 0.10% of each class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.65% of the class' average daily net assets annually for Class A shares, 1.40% of the class' average daily net assets annually for Class B shares, 1.55% of the class’ average daily net assets annually for Class C shares, 0.55% of the class' average daily net assets annually for Class I shares, and 0.49% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS California Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 489	$ 543	$ 258	$ 56	$ 50
Expense Example, with Redemption, 3 Years	664	783	498	185	166
Expense Example, with Redemption, 5 Years	853	1,048	862	325	292
Expense Example, with Redemption, 10 Years	$ 1,401	$ 1,672	$ 1,685	$ 734	$ 661
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS California Municipal Bond Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 143	$ 158
Expense Example, No Redemption, 3 Years	[1]	483	498
Expense Example, No Redemption, 5 Years	[1]	848	862
Expense Example, No Redemption, 10 Years	[1]	$ 1,672	$ 1,685
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
MFS California Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Georgia Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Georgia Municipal Bond Fund	Class A		Class B	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Georgia Municipal Bond Fund		Class A	Class B	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.29%	0.29%	0.29%	0.23%
Expenses (as a percentage of Assets)		0.99%	1.74%	0.74%	0.68%
Fee Waiver or Reimbursement	[1]	(0.09%)	(0.09%)	(0.09%)	(0.08%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	0.65%	0.60%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.90% of the class' average daily net assets annually for Class A shares, 1.65% of the class' average daily net assets annually for Class B shares, 0.65% of the class' average daily net assets annually for Class I shares, and 0.60% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Georgia Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 513	$ 568	$ 66	$ 61
Expense Example, with Redemption, 3 Years	718	839	228	210
Expense Example, with Redemption, 5 Years	940	1,135	403	371
Expense Example, with Redemption, 10 Years	$ 1,579	$ 1,846	$ 910	$ 839
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Georgia Municipal Bond Fund	Class B USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 168
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	935
Expense Example, No Redemption, 10 Years	$ 1,846
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
MFS Georgia Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Maryland Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Maryland Municipal Bond Fund	Class A		Class B	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Maryland Municipal Bond Fund		Class A	Class B	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.31%	0.31%	0.31%	0.24%
Expenses (as a percentage of Assets)		1.01%	1.76%	0.76%	0.69%
Fee Waiver or Reimbursement	[1]	(0.16%)	(0.16%)	(0.16%)	(0.14%)
Net Expenses (as a percentage of Assets)		0.85%	1.60%	0.60%	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.83% of the class' average daily net assets annually for Class A shares, 1.58% of the class' average daily net assets annually for Class B shares, 0.58% of the class' average daily net assets annually for Class I shares, and 0.53% of the class' average daily net assets annually for Class R6 shares. ("Other Expenses" include 0.02% of interest and/or investment-related expenses incurred in connection with the fund's investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Maryland Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 508	$ 563	$ 61	$ 56
Expense Example, with Redemption, 3 Years	718	839	227	207
Expense Example, with Redemption, 5 Years	944	1,139	407	370
Expense Example, with Redemption, 10 Years	$ 1,595	$ 1,862	$ 927	$ 845
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Maryland Municipal Bond Fund	Class B USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 163
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	939
Expense Example, No Redemption, 10 Years	$ 1,862
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	9.00%
MFS Maryland Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Massachusetts Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Massachusetts Municipal Bond Fund	Class A		Class B	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Massachusetts Municipal Bond Fund		Class A	Class B	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.18%	0.18%	0.18%	0.10%
Expenses (as a percentage of Assets)		0.88%	1.63%	0.63%	0.55%
Fee Waiver or Reimbursement	[1]	(0.06%)	(0.06%)	(0.06%)	(0.05%)
Net Expenses (as a percentage of Assets)		0.82%	1.57%	0.57%	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.82% of the class' average daily net assets annually for Class A shares, 1.57% of the class' average daily net assets annually for Class B shares, 0.57% of the class' average daily net assets annually for Class I shares, and 0.50% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Massachusetts Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 505	$ 560	$ 58	$ 51
Expense Example, with Redemption, 3 Years	688	808	196	171
Expense Example, with Redemption, 5 Years	886	1,081	345	302
Expense Example, with Redemption, 10 Years	$ 1,458	$ 1,727	$ 781	$ 684
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Massachusetts Municipal Bond Fund	Class B USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 160
Expense Example, No Redemption, 3 Years	508
Expense Example, No Redemption, 5 Years	881
Expense Example, No Redemption, 10 Years	$ 1,727
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
MFS Massachusetts Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Mississippi Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Mississippi Municipal Bond Fund	Class A		Class B	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Mississippi Municipal Bond Fund		Class A	Class B	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.37%	0.37%	0.37%	0.31%
Expenses (as a percentage of Assets)		1.07%	1.82%	0.82%	0.76%
Fee Waiver or Reimbursement	[1]	(0.31%)	(0.41%)	(0.16%)	(0.16%)
Net Expenses (as a percentage of Assets)		0.76%	1.41%	0.66%	0.60%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Class A service fee to 0.10% of the class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026. MFD has agreed in writing to waive the Class B service fee to 0.00% of the class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.76% of the class' average daily net assets annually for Class A shares, 1.41% of the class' average daily net assets annually for Class B shares, 0.66% of the class' average daily net assets annually for Class I shares, and 0.60% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Mississippi Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 499	$ 544	$ 67	$ 61
Expense Example, with Redemption, 3 Years	721	833	246	227
Expense Example, with Redemption, 5 Years	961	1,147	439	407
Expense Example, with Redemption, 10 Years	$ 1,648	$ 1,906	$ 999	$ 927
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Mississippi Municipal Bond Fund	Class B USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 144
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	947
Expense Example, No Redemption, 10 Years	$ 1,906
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
MFS Mississippi Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Municipal Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Municipal Income Fund	Class A		Class B	Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Municipal Income Fund		Class A	Class B	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)		0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.16%	0.16%	0.16%	0.16%	0.09%
Expenses (as a percentage of Assets)		0.77%	1.52%	1.52%	0.52%	0.45%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.76%	1.51%	1.51%	0.51%	0.44%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Municipal Income Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 499	$ 554	$ 254	$ 52	$ 45
Expense Example, with Redemption, 3 Years	660	779	479	166	143
Expense Example, with Redemption, 5 Years	834	1,028	828	290	251
Expense Example, with Redemption, 10 Years	$ 1,338	$ 1,609	$ 1,609	$ 652	$ 566
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Municipal Income Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 154	$ 154
Expense Example, No Redemption, 3 Years	[1]	479	479
Expense Example, No Redemption, 5 Years	[1]	828	828
Expense Example, No Redemption, 10 Years	[1]	$ 1,609	$ 1,609
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	9.00%
MFS Municipal Income Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Municipal Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers and Reductions" on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund's prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Municipal Income Fund	Class A1		Class B1
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Municipal Income Fund		Class A1	Class B1
Management Fees (as a percentage of Assets)		0.36%	0.36%
Distribution and Service (12b-1) Fees		0.00%	1.00%
Other Expenses (as a percentage of Assets):		0.16%	0.16%
Expenses (as a percentage of Assets)		0.52%	1.52%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.26%)
Net Expenses (as a percentage of Assets)		0.51%	1.26%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026	July 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Class B1 service fee to 0.00% of the class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Municipal Income Fund - USD ($)	Class A1	Class B1 [1]
Expense Example, with Redemption, 1 Year	$ 475	$ 528
Expense Example, with Redemption, 3 Years	584	755
Expense Example, with Redemption, 5 Years	702	1,004
Expense Example, with Redemption, 10 Years	$ 1,049	$ 1,519
[1]	Shares automatically convert to Class A1 shares approximately eight years after purchase; therefore, the expense examples reflect Class A1 share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Municipal Income Fund	Class B1 USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 128
Expense Example, No Redemption, 3 Years	455
Expense Example, No Redemption, 5 Years	804
Expense Example, No Redemption, 10 Years	$ 1,519
[1]	Shares automatically convert to Class A1 shares approximately eight years after purchase; therefore, the expense examples reflect Class A1 share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	9.00%
MFS Municipal Income Fund | Class A1
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Municipal Intermediate Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Municipal Intermediate Fund	A		C	I	R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	1.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Municipal Intermediate Fund		A	C	I	R6
Management Fees (as a percentage of Assets)		0.35%	0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.24%	0.24%	0.24%	0.17%
Expenses (as a percentage of Assets)		0.84%	1.59%	0.59%	0.52%
Fee Waiver or Reimbursement	[1]	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Net Expenses (as a percentage of Assets)		0.70%	1.45%	0.45%	0.38%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.70% of the class' average daily net assets annually for Class A shares, 1.45% of the class' average daily net assets annually for Class C shares, 0.45% of the class' average daily net assets annually for Class I shares, and 0.38% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Municipal Intermediate Fund - USD ($)	A	C [1]	I	R6
Expense Example, with Redemption, 1 Year	$ 493	$ 248	$ 46	$ 39
Expense Example, with Redemption, 3 Years	668	488	175	153
Expense Example, with Redemption, 5 Years	858	852	315	277
Expense Example, with Redemption, 10 Years	$ 1,406	$ 1,676	$ 725	$ 639
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Municipal Intermediate Fund	C USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	488
Expense Example, No Redemption, 5 Years	852
Expense Example, No Redemption, 10 Years	$ 1,676
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	18.00%
MFS Municipal Intermediate Fund | A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS New York Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 12 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS New York Municipal Bond Fund	Class A		Class B	Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS New York Municipal Bond Fund		Class A	Class B	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.26%	0.26%	0.26%	0.26%	0.18%
Expenses (as a percentage of Assets)		0.96%	1.71%	1.71%	0.71%	0.63%
Fee Waiver or Reimbursement	[1]	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.11%)
Net Expenses (as a percentage of Assets)		0.83%	1.58%	1.58%	0.58%	0.52%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.83% of the class' average daily net assets annually for Class A shares,1.58% of the class' average daily net assets annually for each of Class B and Class C shares, 0.58% of the class' average daily net assets annually for Class I shares, and 0.52% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS New York Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 506	$ 561	$ 261	$ 59	$ 53
Expense Example, with Redemption, 3 Years	705	826	526	214	191
Expense Example, with Redemption, 5 Years	921	1,116	916	382	340
Expense Example, with Redemption, 10 Years	$ 1,542	$ 1,809	$ 1,809	$ 870	$ 776
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS New York Municipal Bond Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 161	$ 161
Expense Example, No Redemption, 3 Years	[1]	526	526
Expense Example, No Redemption, 5 Years	[1]	916	916
Expense Example, No Redemption, 10 Years	[1]	$ 1,809	$ 1,809
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%
MFS New York Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS North Carolina Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 12 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS North Carolina Municipal Bond Fund	Class A		Class B	Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS North Carolina Municipal Bond Fund		Class A	Class B	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.16%	0.16%	0.16%	0.16%	0.09%
Expenses (as a percentage of Assets)		0.86%	1.61%	1.61%	0.61%	0.54%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)		0.84%	1.59%	1.59%	0.59%	0.52%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.84% of the class' average daily net assets annually for Class A shares, 1.59% of the class' average daily net assets annually for each of Class B and Class C shares, 0.59% of the class' average daily net assets annually for Class I shares, and 0.52% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS North Carolina Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 507	$ 562	$ 262	$ 60	$ 53
Expense Example, with Redemption, 3 Years	686	806	506	193	171
Expense Example, with Redemption, 5 Years	880	1,074	874	338	300
Expense Example, with Redemption, 10 Years	$ 1,439	$ 1,708	$ 1,708	$ 760	$ 675
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS North Carolina Municipal Bond Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 162	$ 162
Expense Example, No Redemption, 3 Years	[1]	506	506
Expense Example, No Redemption, 5 Years	[1]	874	874
Expense Example, No Redemption, 10 Years	[1]	$ 1,708	$ 1,708
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
MFS North Carolina Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Pennsylvania Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Pennsylvania Municipal Bond Fund	Class A		Class B	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Pennsylvania Municipal Bond Fund		Class A	Class B	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.25%	0.25%	0.25%	0.18%
Expenses (as a percentage of Assets)		0.95%	1.70%	0.70%	0.63%
Fee Waiver or Reimbursement	[1]	(0.26%)	(0.26%)	(0.11%)	(0.11%)
Net Expenses (as a percentage of Assets)		0.69%	1.44%	0.59%	0.52%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Class A and Class B service fee to 0.10% of each class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.69% of the class' average daily net assets annually for Class A shares, 1.44% of the class' average daily net assets annually for Class B shares, 0.59% of the class' average daily net assets annually for Class I shares, and 0.52% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Pennsylvania Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 492	$ 547	$ 60	$ 53
Expense Example, with Redemption, 3 Years	690	810	213	191
Expense Example, with Redemption, 5 Years	904	1,099	379	340
Expense Example, with Redemption, 10 Years	$ 1,519	$ 1,787	$ 860	$ 776
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Pennsylvania Municipal Bond Fund	Class B USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 147
Expense Example, No Redemption, 3 Years	510
Expense Example, No Redemption, 5 Years	899
Expense Example, No Redemption, 10 Years	$ 1,787
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%
MFS Pennsylvania Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS South Carolina Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 12 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS South Carolina Municipal Bond Fund	Class A		Class B	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS South Carolina Municipal Bond Fund		Class A	Class B	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.21%	0.21%	0.21%	0.14%
Expenses (as a percentage of Assets)		0.91%	1.66%	0.66%	0.59%
Fee Waiver or Reimbursement	[1]	(0.07%)	(0.07%)	(0.07%)	(0.06%)
Net Expenses (as a percentage of Assets)		0.84%	1.59%	0.59%	0.53%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.84% of the class' average daily net assets annually for Class A shares, 1.59% of the class' average daily net assets annually for Class B shares, 0.59% of the class' average daily net assets annually for Class I shares, and 0.53% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS South Carolina Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 507	$ 562	$ 60	$ 54
Expense Example, with Redemption, 3 Years	696	817	204	183
Expense Example, with Redemption, 5 Years	901	1,096	361	323
Expense Example, with Redemption, 10 Years	$ 1,491	$ 1,760	$ 816	$ 732
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS South Carolina Municipal Bond Fund	Class B USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 162
Expense Example, No Redemption, 3 Years	517
Expense Example, No Redemption, 5 Years	896
Expense Example, No Redemption, 10 Years	$ 1,760
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%
MFS South Carolina Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Virginia Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 12 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS Virginia Municipal Bond Fund	Class A		Class B	Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS Virginia Municipal Bond Fund		Class A	Class B	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.20%	0.20%	0.20%	0.20%	0.12%
Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	0.65%	0.57%
Fee Waiver or Reimbursement	[1]	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.07%)
Net Expenses (as a percentage of Assets)		0.82%	1.57%	1.57%	0.57%	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.81% of the class' average daily net assets annually for Class A shares, 1.56% of the class' average daily net assets annually for each of Class B and Class C shares, 0.56% of the class' average daily net assets annually for Class I shares, and 0.49% of the class' average daily net assets annually for Class R6 shares. ("Other Expenses" include 0.01% of interest and/or investment-related expenses incurred in connection with the fund's investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS Virginia Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 505	$ 560	$ 260	$ 58	$ 51
Expense Example, with Redemption, 3 Years	692	813	513	200	176
Expense Example, with Redemption, 5 Years	895	1,089	889	354	311
Expense Example, with Redemption, 10 Years	$ 1,479	$ 1,748	$ 1,748	$ 803	$ 707
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS Virginia Municipal Bond Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 160	$ 160
Expense Example, No Redemption, 3 Years	[1]	513	513
Expense Example, No Redemption, 5 Years	[1]	889	889
Expense Example, No Redemption, 10 Years	[1]	$ 1,748	$ 1,748
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
MFS Virginia Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS West Virginia Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - MFS West Virginia Municipal Bond Fund	Class A		Class B	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - MFS West Virginia Municipal Bond Fund		Class A	Class B	Class I	Class R6
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.32%	0.32%	0.32%	0.25%
Expenses (as a percentage of Assets)		1.02%	1.77%	0.77%	0.70%
Fee Waiver or Reimbursement	[1]	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Net Expenses (as a percentage of Assets)		0.87%	1.62%	0.62%	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination		July 31, 2026	July 31, 2026	July 31, 2026	July 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.87% of the class' average daily net assets annually for Class A shares, 1.62% of the class' average daily net assets annually for Class B shares, 0.62% of the class' average daily net assets annually for Class I shares, and 0.55% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - MFS West Virginia Municipal Bond Fund - USD ($)	Class A	Class B [1]	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 510	$ 565	$ 63	$ 56
Expense Example, with Redemption, 3 Years	722	843	231	209
Expense Example, with Redemption, 5 Years	950	1,145	413	375
Expense Example, with Redemption, 10 Years	$ 1,607	$ 1,873	$ 940	$ 856
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - MFS West Virginia Municipal Bond Fund	Class B USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 165
Expense Example, No Redemption, 3 Years	543
Expense Example, No Redemption, 5 Years	945
Expense Example, No Redemption, 10 Years	$ 1,873
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%
MFS West Virginia Municipal Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.